Commitments and Contingencies (Details Narrative) - USD ($)	6 Months Ended	7 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Lease description	July 2023 through June 2024
Lease cost	$ 120,000
Prairie Operating Co LLC [Member]
Expenses		$ 10,000